UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund III
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: September 30
Date of Reporting Period: July 1, 2020 to June 30, 2021

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of The Advisors’ Inner Circle Fund III:

Democratic Large Cap Core ETF
(formerly, DEMZ Political Contributions ETF, commenced operations on November 2, 2020)

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted

ADOBE INC
Security ID: 00724F101
Ticker: ADBE US
Meeting Date: 20-Apr-21
ITEMS OF BUSINESSBOARD RECOMMENDATION1.Elect eleven members of our Board of Directors named herein to serve for a one-year term.FOR each director nominee2. Approve the 2019 Equity Incentive Plan, as amended, to increase the available share reserve by 6,000,000 shares.FOR3. Ratify the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending on December 3, 2021.FOR4. Approve, on an advisory basis, the compensation of our named executive officers.FOR
Issuer	For	Voted - For
ADVANCED MICRO DEVICES
Security ID: 007903107
Ticker: AMD US
Meeting Date: 19-May-21
Proposal No. 1: Election of Directors. The following individuals were elected to the Company’s Board of Directors; Proposal No. 2: Ratification of the Appointment of the Independent Registered Public Accounting Firm. The Company’s stockholders ratified the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 25, 2021.Proposal No. 3: Approval on a Non-Binding, Advisory Basis of the Compensation of the Company’s Named Executive Officers (“Say-on-Pay”). The Company’s stockholders approved, on a non-binding basis, the compensation of the Company’s named executive officers as disclosed in the Proxy.
Issuer	For	Voted - For
AGILENT TECHNOLOGIES INC
Security ID: 00846U101
Ticker: A US
Meeting Date: 17-Mar-21
Proposal No. 1: The election of four (4) directors for a term of three years. The individuals listed below received the affirmative vote of a majority of the votes cast by the shares present in person or represented by proxy and entitled to vote at the Annual Meeting, and were each elected to serve a three-year term.   Proposal No. 2 The non-binding advisory vote to approve the compensation of the Company’s named executive officers was approved as set forth below. Proposal No. 3  The proposal to ratify the Audit and Finance Committee’s appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the 2021 fiscal year was approved as set forth below.
Issuer	For	Voted - For

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted
ALPHABET INC-CL A
Security ID: 02079K305
Ticker: GOOGL US
Meeting Date: 02-Jun-21
1. The individuals listed below were elected at the 2021 Annual Meeting to serve as directors of Alphabet until the next annual meeting of stockholders or until their respective successors have been duly elected and qualified:  2. The ratification of the appointment of Ernst & Young LLP as Alphabet’s independent registered public accounting firm for the fiscal year ending December 31, 2021. There were no broker non-votes on this matter. This proposal was approved as set forth below:  3. The approval of Alphabet’s 2021 Stock Plan. This proposal was approved as set forth below:  4. A stockholder proposal regarding equal shareholder voting. This proposal was not approved as set forth below:  5. A stockholder proposal regarding the nomination of human rights and/or civil rights expert to the board. This proposal was not approved as set forth below:  6. A stockholder proposal regarding a report on sustainability metrics. This proposal was not approved as set forth below:  7. A stockholder proposal regarding a report on takedown requests. This proposal was not approved as set forth below:  8. A stockholder proposal regarding a report on whistleblower policies and practices. This proposal was not approved as set forth below:  9. A stockholder proposal regarding a report on charitable contributions. This proposal was not approved as set forth below:  10. A stockholder proposal regarding a report on risks related to anticompetitive practices. This is proposal was not approved as set forth below:  11. A stockholder proposal regarding a transition to a public benefit corporation. This proposal was not approved as set forth below:
Issuer	For	Voted - For
APPLE INC
Security ID: 037833100
Ticker: AAPL US
Meeting Date: 23-Feb-21
1.The individuals listed below were elected at the Annual Meeting to serve as directors of Apple until the next annual meeting of shareholders and until their successors are duly elected and qualified:  2A management proposal to ratify the appointment of Ernst & Young LLP as Apple’s independent registered public accounting firm for 2021 was approved.  3.An advisory resolution to approve executive compensation was approved. 4.A shareholder proposal entitled “Shareholder Proxy Access Amendments” was not approved. 5.A shareholder proposal entitled “Shareholder Proposal to Improve Executive Compensation Program” was not approved.
Issuer	For	Voted - For

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted
AVERY DENNISON CORP
Security ID: 053611109
Ticker: AVY US
Meeting Date: 22-Apr-21
1.  Nine director nominees named in the Company’s proxy statement filed with the Securities and Exchange Commission on March 5, 2021 (the “2021 Proxy Statement”) were as follows: 2.  Approval, on an advisory basis, of the Company’s executive compensation. 3. Ratification of appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for fiscal year 2021
Issuer	For	Voted - For
CARMAX INC
Security ID: 143130102
Ticker: KMX US
Meeting Date: 29-Jun-21
1. The shareholders elected the following directors to the Board, each for a one-year term expiring at the 2022 Annual Meeting of Shareholders, pursuant to the vote set forth below.  2. The shareholders ratified the selection of KPMG LLP as the Company’s independent registered public accounting firm for fiscal year 2022 pursuant to the vote set forth below.  3. The shareholders approved the non-binding advisory resolution related to the compensation of our named executive officers pursuant to the vote set forth below.
Issuer	For	Voted - For
CHIPOTLE MEXICAN GRILL INC
Security ID: 169656105
Ticker: CMG US
Meeting Date: 18-May-21
1.The shareholders elected eleven directors, with each director elected to serve a one-year term. The votes regarding this proposal were as follows, and there were 1,520,958 broker non-votes:    2.The shareholders approved, on an advisory basis, Chipotle’s executive compensation as disclosed in our proxy statement. The votes regarding this proposal were as follows, and there were 1,520,958 broker non-votes: 3.The shareholders ratified the appointment of Ernst & Young LLP as Chipotle’s independent registered public accounting firm for the year ending December 31, 2021. The votes regarding this proposal were as follows:    4. The shareholders did not approve a shareholder proposal related to action by written consent of the shareholders. The votes regarding this proposal were as follows, and there were 1,520,958 broker non-votes:
Issuer	For	Voted - For

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted
CITRIX SYSTEMS INC
Security ID: 177376100
Ticker: CTXS US
Meeting Date: 04-Jun-21
Proposal 1: To elect Robert M. Calderoni, Nanci E. Caldwell, Murray J. Demo, Ajei S. Gopal, David J. Henshall, Thomas E. Hogan, Moira A. Kilcoyne, Robert E. Knowling, Jr., Peter J. Sacripanti and J. Donald Sherman as directors to each serve for a one-year term expiring at the Company’s annual meeting of shareholders in 2022 and until his or her successor has been duly elected and qualified or until his or her earlier death, resignation or removal:  Proposal 2: To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2021:  Proposal 3 To approve the non-binding, advisory resolution regarding the executive compensation of the Company’s named executive officers as set forth in the Proxy Statement:  Proposal 4 To approve the non-binding shareholder proposal regarding simple majority voting provisions as set forth in the Proxy Statement:
Issuer	For	Voted - For
COLGATE-PALMOLIVE CO
Security ID: 194162103
Ticker: CL US
Meeting Date: 07-May-21
1. John P. Bilbrey, John T. Cahill, Lisa M. Edwards, C. Martin Harris, Martina Hund-Mejean, Kimberly A. Nelson, Lorrie M. Norrington, Michael B. Polk, Stephen I. Sadove, and Noel R. Wallace were elected directors of the Company. The results of the vote were as follows:  2.The selection of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2021 was ratified. The results of the vote were as follows:  3.A non-binding advisory vote on the Company’s executive compensation was approved. The results of the vote were as follows:  4.A stockholder proposal regarding independent Board Chairman was not approved. The results of the vote were as follows:  5.A stockholder proposal regarding reducing the ownership threshold to call special stockholder meetings to 10% was approved. The results of the vote were as follows:
Issuer	For	Voted - For

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted
CONSOLIDATED EDISON INC
Security ID: 209115104
Ticker: ED US
Meeting Date: 17-May-21
At the Annual Meeting of Stockholders of Consolidated Edison, Inc. (“Con Edison”) on May 17, 2021 , Con Edison’s stockholders voted to elect the members of its Board of Directors; to ratify the appointment of its independent accountants; and to approve, on an advisory basis, named executive officer compensation.
Issuer	For	Voted - For
COSTCO WHOLESALE CORP
Security ID: 22160K105
Ticker: COST US
Meeting Date: 21-Jan-21
1. The election of each of the seven directors nominated by the Board of Directors to hold office until the 2022 Annual Meeting of Shareholders and until their successors are elected and qualified; 2.The ratification of the selection of KPMG LLP as the Company’s independent auditors for fiscal year 2021; and 3.The approval, on an advisory basis, of the compensation of the Company’s executive officers for fiscal year 2020 as disclosed in the Company’s definitive proxy statement on Schedule 14A for the Annual Meeting filed with the Securities and Exchange Commission on December 10, 2020;
Issuer	For	Voted - For
EXPEDITORS INTL WASH INC
Security ID: 302130109
Ticker: EXPD US
Meeting Date: 04-May-21
(1) elected each of the eight director nominees set forth below; (2) approved an advisory vote on the compensation of the Company's Named Executive Officers; and (3) ratified the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2021.
Issuer	For	Voted - For

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted
GARTNER INC
Security ID: 366651107
Ticker: IT US
Meeting Date: 03-Jun-21
Proposal 1 – Election of ten nominees to the Company’s Board of Directors:  Proposal 2 – Approval, on an advisory basis, of the compensation of the Company’s named executive officers:  Proposal 3 – Ratification of the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the 2021 fiscal year:  Proposal 4 – Approval of the Amended and Restated 2011 Employee Stock Purchase Plan:
Issuer	For	Voted - For
HASBRO INC
Security ID: 418056107
Ticker: HAS US
Meeting Date: 20-May-21
Proposal 1 – Election of Directors Proposal 2 – Advisory Vote to Approve the Compensation of the Company’s Named Executive Officers	Issuer	For	Voted - For
HENRY SCHEIN INC
Security ID: 806407102
Ticker: HSIC US
Meeting Date: 13-May-21
1. The sixteen directors were elected based upon the following votes:    2.The 2020 compensation paid to the Company’s Named Executive Officers, commonly known as the “say-on-pay” proposal, was approved, by non-binding vote, based upon the following votes:  3.The selection of BDO USA, LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 25, 2021 was ratified based upon the following votes:
Issuer	For	Voted - For

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted
INTL BUSINESS MACHINES CORP
Security ID: 459200101
Ticker: IBM US
Meeting Date: 25-Apr-21
Election of Directors for a Term of One Year:  Ratification of Appointment of Independent Registered Public Accounting Firm:  Management Proposal on Advisory Vote on Executive Compensation (Say on Pay):Stockholder Proposal to Have an Independent Board Chairman:   Stockholder Proposal on the Right to Act by Written Consent: Stockholder Proposal Requesting the Company Publish Annually a Report Assessing its Diversity, Equity and Inclusion Efforts:
Issuer	For	Voted - For
INTL FLAVORS & FRAGRANCES
Security ID: 459506101
Ticker: IFF US
Meeting Date: 05-May-21
1 .Elect 13 members of the Board of Directors for aone-year term expiring at the 2022 AnnualMeeting of Shareholders.2.Ratify the selection of PricewaterhouseCoopersLLP as our independent registered publicaccounting firm for the 2021 fiscal year.3.Approve, on an advisory basis, the compensationof our named executive officers in 2020.4.Approve our 2021 Stock Award and Incentive Plan.5.Transact such other business as may properlycome before the 2021 Annual Meeting and anyadjournment or postponement of the 2021 AnnualMeeting.
Issuer	For	Voted - For
IQVIA HOLDINGS INC
Security ID: 46266C105
Ticker: IQV US
Meeting Date: 13-Apr-21
Proposal No. 1 – The following nominees were elected by majority vote to serve on the Board of Directors as Class II directors based upon the following votes:  Proposal No. 2 – An advisory (non-binding) vote on the frequency of the advisory vote on executive compensation received the following votes:  Proposal No. 3(a) – The proposal to approve an amendment to the Company's Charter to remove a supermajority voting standard for stockholder approval of future amendments, alterations, changes or repeal of the Bylaws was approved by stockholders based upon the following votes:  Proposal No. 3(b) – The proposal to approve an amendment to the Company's Charter to remove a supermajority voting standard for stockholder removal, for cause only, of a director or the entire Board from office was approved by stockholders based upon the following votes:  Proposal No. 4 – The appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the year ending December 31, 2021 was ratified based upon the following votes:
Issuer	For	Voted - For

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted
JUNIPER NETWORKS INC
Security ID: 48203R104
Ticker: JNPR US
Meeting Date: 13-May-21
(1) Proposal for election of ten directors: (2) Proposal to ratify Ernst & Young LLP, as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2021:	Issuer	For	Voted - For
KOHLS CORP
Security ID: 500255104
Ticker: KSS US
Meeting Date: 12-May-21
Proposal to elect the 12 individuals nominated by the Board of Directors to serve as directors for a one year term and until their successors are duly elected and qualified.   The results of the voting on this proposal are as follows:  Advisory vote on the compensation of the Company’s named executive officers.     Proposal to ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the fiscal year ending January 29, 2022.   (4)Shareholder proposal on shareholder right to act by written consent.
Issuer	For	Voted - For
LIVE NATION ENTERTAINMENT IN
Security ID: 538034109
Ticker: LYV US
Meeting Date: 10-Jun-21
Proposal No. 1 – Election of Directors Proposal No. 2 – Ratification of Ernst & Young LLP as the Company’s Independent Registered Public Accounting Firm for 2021	Issuer	For	Voted - For

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted
M & T BANK CORP
Security ID: 55261F104
Ticker: MTB US
Meeting Date: 20-Apr-21
The following table reflects the tabulation of the final votes with respect to each director who was elected at M&T’s 2021 Annual Meeting (Proposal 1):  The following table reflects the tabulation of the final votes with respect to the approval of the compensation of M&T’s Named Executive Officers (Proposal 2):   The following table reflects the tabulation of the final votes with respect to the ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of M&T for the year ending December 31, 2021 (Proposal 3):
Issuer	For	Voted - For
MOODY'S CORP
Security ID: 615369105
Ticker: MCO US
Meeting Date: 20-Apr-21
1. Nine directors were elected to serve one-year terms expiring at the Company’s 2022 Annual Meeting of Stockholders as follows:   2.The appointment of KPMG LLP as the independent registered public accounting firm of the Company for the year 2021 was ratified as follows:   3.The advisory resolution approving executive compensation was approved as follows:   4.The advisory “Say-on-Climate Plan” resolution approving the Company’s 2020 Decarbonization Plan was approved as follows:
Issuer	For	Voted - For
NETFLIX INC
Security ID: 64110L106
Ticker: NFLX US
Meeting Date: 03-Jun-21
1. The following individuals were elected as Class I directors at the Annual Meeting to serve until the 2024 annual meeting of stockholders, by the following votes:  2. The proposal to ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2021 was approved by the following votes:  3. The proposal to approve the Company's executive officer compensation on a non-binding advisory basis was approved by the following votes:  4. The non-binding stockholder proposal entitled, "Proposal 4 - Political Disclosures" was approved by the following votes:  5. The non-binding stockholder proposal entitled, "Proposal 5 - Simple Majority Vote" was approved by the following votes:  6. The non-binding stockholder proposal entitled, "Stockholder Proposal to Improve the Executive Compensation Philosophy" was not approved and received the following votes:
Issuer	For	Voted - For

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted
NVIDIA CORP
Security ID: 67066G104
Ticker: NVDA US
Meeting Date: 03-Jun-21
1. Stockholders approved the election of each of our thirteen (13) directors to serve for a one-year term until our 2022 Annual Meeting of Stockholders. The results of the voting were as follows:  2.    Stockholders approved, on an advisory basis, the compensation of our named executive officers as disclosed in our definitive proxy statement for the 2021 Annual Meeting filed with the Securities and Exchange Commission on April 23, 2021. The results of the voting were as follows:  3.    Stockholders approved the ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered accounting firm for our fiscal year ending January 30, 2022.  4.    Stockholders approved the Amendment
Issuer	For	Voted - For
PROGRESSIVE CORP
Security ID: 743315103
Ticker: PGR US
Meeting Date: 07-May-21
Proposal One - Shareholders elected each of the twelve directors named below  Proposal Two - Cast an advisory vote approving our executive compensation program. This proposal received 439,348,582 affirmative votes and 22,960,776 negative votes. There were 702,412 abstentions and 34,965,888 broker non-votes with respect to this proposal.  Proposal Three - Ratified the appointment of PricewaterhouseCoopers LLP as The Progressive Corporation's independent registered public accounting firm for 2021. This proposal received 458,707,664 affirmative votes and 38,934,075 negative votes. There were 335,919 abstentions and no broker non-votes with respect to this proposal.
Issuer	For	Voted - For

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted
PVH CORP
Security ID: 693656100
Ticker: PVH US
Meeting Date: 17-Jun-21
The following directors were elected to serve for a term of one year:  The proposal to approve, in a non-binding, advisory vote, the compensation paid to the Company’s named executive officers was approved. The vote was: FOR – 59,982,866; AGAINST – 2,966,430; ABSTAIN – 80,602; and there were 2,038,463 broker non-votes.  The proposal for Ernst & Young LLP to serve as the Company’s independent auditors for its current fiscal year was ratified. The vote was: FOR – 63,853,266; AGAINST – 1,197,657; and ABSTAIN – 17,438.  There were no broker non-votes for this proposal.
Issuer	For	Voted - For
SALESFORCE.COM INC
Security ID: 79466L302
Ticker: CRM US
Meeting Date: 10-Jun-21
1. Election of directors:  2.     Amendment and restatement of the Company's 2013 Equity Incentive Plan:  3.     Ratification of Ernst & Young LLP as the Company’s independent auditor for fiscal 2022:  4.     Advisory approval of the fiscal 2021 compensation of the named executive officers:  5.     Stockholder proposal requesting to transition the Company to a Public Benefit Corporation:
Issuer	For	Voted - For
STARBUCKS CORP
Security ID: 855244109
Ticker: SBUX US
Meeting Date: 17-Mar-21
Company’s shareholders elected the 11 directors nominated by the Board to serve until the 2022 Annual Meeting of Shareholders and until their successors are elected and qualified; shareholders did not approve the advisory resolution to approve executive compensation; the shareholders approved the ratification of the selection of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for the fiscal year ending October 3, 2021; and the shareholders did not approve a shareholder proposal regarding non-management employee board representation
Issuer	For	Voted - For

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted
TWITTER INC
Security ID: 90184L102
Ticker: TWTR US
Meeting Date: 27-May-21
Proposal 1. Election of Directors.  Proposal 2. Advisory Vote on the Compensation of the Company’s Named Executive Officers.  Proposal 3. Advisory Vote to Approve a One Year Frequency of Future Stockholder Advisory Votes on Compensation of the Company’s Named Executive Officers.  Proposal 4. Ratification of Appointment of Independent Registered Public Accounting Firm.   Proposal 5. Declassification Proposal The Company adjourned the meeting with respect to the declassification proposal for the limited purpose of allowing additional time for shareholders to vote on the proposal.  Proposal 6 was withdrawn prior to the Meeting.  Proposal 7. Stockholder Proposal Regarding a Director Candidate with Human and/or Civil Rights Expertise
Issuer	For	Voted - For
ULTA BEAUTY INC
Security ID: 90384S303
Ticker: ULTA US
Meeting Date: 02-Jun-21
? The election of Catherine A. Halligan, David C. Kimbell, George R. Mrkonic and Lorna E. Nagler as Class II directors to hold office until the 2024 annual meeting of stockholders; ?The ratification of the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for its fiscal year 2021, ending January 29, 2022; and ?An advisory vote to approve the Company’s executive compensation.
Issuer	For	Voted - For
UNDER ARMOUR INC-CLASS C
Security ID: 904311206
Ticker: UA US
Meeting Date: 13-May-21
Proposal 1: The individuals listed below were elected at the Annual Meeting to serve on the Company’s Board of Directors until the next Annual Meeting of Stockholders and until their respective successors are elected and qualified.  Proposal 2 The stockholders approved the Company’s executive compensation, in a non-binding advisory vote.  Proposal 3  The stockholders ratified the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for 2021
Issuer	For	Voted - For

Democratic Large Cap Core ETF
Proposal	Proposed by	Mgt. Position	Registrant Voted
WALT DISNEY CO/THE
Security ID: 254687106
Ticker: DIS US
Meeting Date: 09-Mar-21
1. Election of Directors:  .2.Ratification of PricewaterhouseCoopers LLP as registered public accountants        3.Approval of the advisory vote on executive compensation  4.Shareholder proposal requesting an annual report disclosing information regarding the Company’s lobbying policies and activities  5.Shareholder proposal requesting the inclusion of non-management employees on Director nominee candidate lists
Issuer	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund III

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 31, 2021